1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com STEPHEN H. BIER stephen.bier@dechert.com +1 212 698 3889 Direct +1 202 261 3092 Fax

May 17, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Avenue Mutual Funds Trust
File Nos. 333-180165 and 811-22677

Ladies and Gentlemen:

Enclosed for filing on behalf of Avenue Mutual Funds Trust (“Trust”) is Pre-Effective Amendment No. 1 to the Trust’s registration statement under the Securities Act of 1933 (“1933 Act”) and Amendment No. 1 to the Trust’s registration statement under the Investment Company Act of 1940 (“1940 Act”) on Form N-1A (“Registration Statement”), in electronic format, together with exhibits thereto.

No fees are required in connection with this filing.  If you have any questions relating to this filing, please do not hesitate to contact me at 212.698.3889.

Sincerely,

/s/ Stephen H. Bier

Stephen H. Bier

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